INVENTORIES, NET (Tables)	12 Months Ended
Jun. 30, 2024
Inventory Disclosure [Abstract]
SCHEDULE OF INVENTORY

Inventories consisted of the following:

	As of	As of
	June 30, 2024	June 30, 2023

Raw materials	$95,323	$67,827
Work in process	1,049,001	265,386
Finished goods	2,356,973	2,727,827
	3,501,297	3,061,040
Less: inventory allowance	(381,470)	(381,765)
Inventory, net	$3,119,827	$2,679,275